Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 29, 2014	Mar. 30, 2013
Common stock, shares outstanding	17,849,509	14,833,611
Preferred stock, par value
Preferred stock, shares issued	0	0
Class A Common Stock [Member]
Common stock, par value
Common stock, shares issued	10,131,539	7,115,641
Common stock, shares outstanding	10,131,539	7,115,641
Class B Common Stock [Member]
Common stock, par value
Common stock, shares issued	7,717,970	7,717,970
Common stock, shares outstanding	7,717,970	7,717,970